[MassMutual Financial Group Letterhead Appears Here]

August 12, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:   Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

    (Survivorship VUL GuardSM Segment)

Registration Statement No. 333-114171 to Pre-Effective Amendment No. 1

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Life Separate Account I- Survivorship VUL GuardSM (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on July 29, 2004, effective August 9, 2004.

Sincerely,

/s/ MICHELE M. ONETO
Michele M. Oneto, Esq.
Counsel
Massachusetts Mutual Life Insurance Company

MMO/ss